UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22696

Compass EMP Funds Trust

(Exact name of registrant as specified in charter)

213 Overlook Circle, Suite A-1, Brentwood, TN 37027

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110. Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/13

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

May 31, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

COMPASS EMP MULTI-ASSET BALANCED FUND
PORTFOLIO REVIEW
May 31, 2013 (Unaudited)

The Fund's performance figures* for the period ending May 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Multi-Asset Balanced Fund - Class A with sales charge	(2.85)%	(2.62)%	6.08%
Multi-Asset Balanced Fund - Class A without sales charge	3.05%	3.30%	7.51%
Multi-Asset Balanced Fund - Class C	2.71%	2.54%	6.73%
Multi-Asset Balanced Fund - Class T with sales charge	(0.73)%	(0.57)%	1.88%
Multi-Asset Balanced Fund - Class T without sales charge	2.91%	3.00%	2.94%
S&P 500 Total Return Index (2)	16.43%	27.28%	16.85%
Barclays Hedge Fund of Funds Index (2)	3.13%	6.91%	3.57%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table to the Fund's prospectus dated March 29, 2013 is 1.32% for the Class A, 1.57% for the Class T and 2.07% for the Class C Shares.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Debt Funds	41.6%
Equity Funds	34.9%
Money Market Fund	9.7%
Asset Allocation Fund	8.3%
Commodity Funds	4.5%
Other Assets Less Liabilities	1.0%
Total	100.0%

COMPASS EMP MULTI-ASSET GROWTH FUND
PORTFOLIO REVIEW
May 31, 2013 (Unaudited)

The Fund's performance figures* for the period ending May 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Multi-Asset Growth Fund - Class A with sales charge	2.59%	1.44%	5.90%
Multi-Asset Growth Fund - Class A without sales charge	8.83%	7.63%	7.33%
Multi-Asset Growth Fund - Class C	8.42%	6.83%	6.49%
Multi-Asset Growth Fund - Class T with sales charge	5.01%	3.63%	1.26%
Multi-Asset Growth Fund - Class T without sales charge	8.83%	7.34%	2.31%
S&P 500 Total Return Index (2)	16.43%	27.28%	16.85%
Barclays Hedge Fund Index (2)	4.28%	10.34%	4.92%
Barclays Hedge Fund of Funds Index (2)	3.13%	6.91%	1.74%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table to the Fund's prospectus dated March 29, 2013 is 1.64% for the Class A, 1.89% for the Class T and 2.39% for the Class C Shares.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Equity Funds	81.2%
Commodity Funds	10.4%
Money Market Fund	6.5%
Other Assets Less Liabilities	1.9%
Total	100.0%

COMPASS EMP ALTERNATIVE STRATEGIES FUND
PORTFOLIO REVIEW
May 31, 2013 (Unaudited)

The Fund's performance figures* for the period ending May 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Alternative Strategies Fund - Class A with sales charge	(3.60)%	(8.24)%	(1.68)%
Alternative Strategies Fund - Class A without sales charge	2.27%	(2.65)%	0.04%
Alternative Strategies Fund - Class C	1.89%	(3.39)%	(0.76)%
Alternative Strategies Fund - Class T with sales charge	(1.50)%	(6.39)%	(1.29)%
Alternative Strategies Fund - Class T without sales charge	2.08%	(2.96)%	(0.27)%
S&P 500 Total Return Index (2)	16.43%	27.28%	13.83%
Barclays Hedge Fund Index (2)	4.28%	10.34%	4.92%
Barclays Hedge Fund of Funds Index (2)	3.13%	6.91%	1.74%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table to the Fund's prospectus dated March 29, 2013 is 1.53% for the Class A, 1.78% for the Class T and 2.28% for the Class C Shares.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A, C, T and the indexes is December 30, 2009.

(2) The S&P 500 Total Return Index, Barclays Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Money Market Fund	38.7%
Equity Funds	30.7%
Commodity Funds	24.3%
Other Assets Less Liabilities	6.3%
Total	100.0%

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2013

Shares		Value
	EXCHANGE TRADED FUNDS - 72.6%
	DEBT FUNDS - 41.6%
191,332	iShares Barclays 3-7 Year Treasury Bond Fund	$ 23,419,037
212,505	iShares Barclays Intermediate Credit Bond Fund	23,394,675
		46,813,712
	EQUITY FUNDS - 31.0%
10,432	iShares Cohen & Steers Realty Majors Index Fund	861,579
59,104	iShares Core S&P 500 ETF	9,705,468
12,623	iShares Dow Jones US Real Estate Index Fund	867,453
118,016	iShares MSCI EAFE Index Fund	7,090,401
69,572	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	2,679,913
42,542	PowerShares FTSE RAFI Emerging Markets Portfolio	882,747
47,374	PowerShares FTSE RAFI US 1000 Portfolio	3,478,673
14,204	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	1,164,728
21,176	SPDR S&P 500 ETF Trust	3,456,770
55,159	WisdomTree DEFA Fund	2,661,973
16,568	WisdomTree Emerging Markets Equity Income Fund	881,583
17,577	WisdomTree SmallCap Earnings Fund	1,173,792
		34,905,080

	TOTAL EXCHANGE TRADED FUNDS (Cost - $76,814,843)	81,718,792

	MUTUAL FUNDS - 16.7%
	ASSET ALLOCATION FUND - 8.3%
947,648	Compass EMP Long/Short Fixed Income Fund *	9,372,240

	COMMODITY FUNDS - 4.5%
272,804	Compass EMP Commodity Long/Short Strategies Fund *	2,558,900
268,197	Compass EMP Commodity Strategies Volatility Weighted Fund *	2,459,369
		5,018,269
	EQUITY FUND - 3.9%
407,656	Compass EMP Long/Short Strategies Fund *	4,374,152

	TOTAL MUTUAL FUNDS - (Cost - $18,996,907)	18,764,661

	SHORT TERM INVESTMENTS - 9.7%
	MONEY MARKET FUND - 9.7%
10,912,624	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.03% **	10,912,624
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,912,624)

	TOTAL INVESTMENTS - 99.0% (Cost - $106,724,374) (a)	$ 111,396,077
	OTHER ASSETS LESS LIABILITIES - 1.0%	1,112,339
	NET ASSETS - 100.0%	$ 112,508,416

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts)
is $106,746,538 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 4,896,651
	Unrealized depreciation	(247,112)
	Net unrealized appreciation	$ 4,649,539

* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on May 31, 2013

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2013 (Continued)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (0.1)%
	Equity Futures - (0.1)%
21	Dow Jones US Real Estate Index, June 2013	$ 546,000	$ (25,020)
26	MSCI EAFE Index Mini, June 2013	2,195,960	(35,860)
40	S&P E-Mini Future, June 2013	3,258,000	(32,000)
	TOTAL LONG FUTURES CONTRACTS	$ 5,999,960	$ (92,880)

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2013

Shares		Value
	EXCHANGE TRADED FUNDS - 75.8%
	EQUITY FUNDS - 75.8%
13,361	iShares Cohen & Steers Realty Majors Index Fund	$ 1,103,485
75,556	iShares Core S&P 500 ETF	12,407,051
16,172	iShares Dow Jones US Real Estate Index Fund	1,111,340
150,904	iShares MSCI EAFE Index Fund	9,066,312
88,764	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	3,419,189
54,219	PowerShares FTSE RAFI Emerging Markets Portfolio	1,125,044
60,528	PowerShares FTSE RAFI US 1000 Portfolio	4,444,571
18,177	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	1,490,514
27,147	SPDR S&P 500 ETF Trust	4,431,477
70,627	WisdomTree DEFA Fund	3,408,459
21,104	WisdomTree Emerging Markets Equity Income Fund	1,122,944
22,505	WisdomTree SmallCap Earnings Fund	1,502,884
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,603,747)	44,633,270

	MUTUAL FUNDS - 15.8%
	COMMODITY FUNDS - 10.4%
319,149	Compass EMP Commodity Long/Short Strategies Fund *	2,993,617
339,192	Compass EMP Commodity Strategies Volatility Weighted Fund *	3,110,393
		6,104,010
	EQUITY FUND - 5.4%
300,186	Compass EMP Long/Short Strategies Fund *	3,220,993

	TOTAL MUTUAL FUNDS - (Cost - $9,396,152)	9,325,003

	SHORT-TERM INVESTMENTS - 6.5%
	MONEY MARKET FUND - 6.5%
3,837,293	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.03% **	3,837,293
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,837,293)

	TOTAL INVESTMENTS - 98.1% (Cost - $51,837,192) (a)	$ 57,795,566
	OTHER ASSETS LESS LIABILITIES - 1.9%	1,094,155
	NET ASSETS - 100.0%	$ 58,889,721

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $51,837,192 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 6,052,828
	Unrealized depreciation	(94,454)
	Net unrealized appreciation	$ 5,958,374

* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on May 31, 2013

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2013

Shares			Value
	EXCHANGE TRADED FUNDS - 30.7%
	EQUITY FUNDS - 30.7%
53,073	iShares Cohen & Steers Realty Majors Index Fund		$ 4,383,299
79,792	iShares Core S&P 500 ETF		13,102,644
64,211	iShares Dow Jones US Real Estate Index Fund		4,412,580
159,500	iShares MSCI EAFE Index Fund		9,582,760
	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,221,428)		31,481,283

	MUTUAL FUNDS - 24.3%
	COMMODITY FUNDS - 24.3%
1,320,232	Compass EMP Commodity Long/Short Strategies Fund *		12,383,777
431,530	Compass EMP Commodity Strategies Volatility Weighted Fund *		3,957,128
318,263	GreenHaven Continuous Commodity Index Fund *		8,529,448
	TOTAL MUTUAL FUNDS - (Cost - $25,409,962)		24,870,353

	SHORT-TERM INVESTMENTS - 38.7%
	MONEY MARKET FUND - 38.7%
39,698,224	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.03% **		39,698,224
	TOTAL SHORT-TERM INVESTMENTS (Cost - $39,698,224)

	TOTAL INVESTMENTS - 93.7% (Cost - 93,329,614) (a)		$ 96,049,860
	OTHER ASSETS LESS LIABILITIES - 6.3%		6,418,946
	NET ASSETS - 100.0%		$ 102,468,806

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $93,329,614 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation		$ 3,259,855
	Unrealized depreciation		(539,609)
	Net unrealized appreciation		$ 2,720,246

** Money market fund; interest rate reflects seven day effective yield on May 31, 2013
* Non-income producing security

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.4%
	Equity Futures - 0.5%
3	Dax Index Future, June 2013	$ 813,224	$ 38,345
29	DJIA Index Future Mini, June 2013	1,886,885	129,630
15	Emerging Market Future, June 2013	741,675	(46,650)
8	FTSE 100 Index Future, June 2013	797,234	24,377
5	Hang Seng Index Future, June 2013	710,410	(7,407)
20	MSCI Taiwan Index Future, June 2013	590,200	(4,800)
11	Long Gilt Future, September 2013	1,931,248	(17,358)
33	Nasdaq 100 E-Mini Future, June 2013	1,765,995	129,459
6	Nikkei 225 Index Future, June 2013	406,674	59,560
17	Russell Mini Future, June 2013	1,668,210	96,645
25	S&P E-Mini Future, June 2013	1,768,125	118,688
7	S&P/TSX 60 IX Future, June 2013	981,786	(10,218)
7	SPI 200 Future, June 2013	827,535	(35,061)
		$ 14,889,202	$ 475,210

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2013 (Continued)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	Fixed Income Futures - (0.1) %
14	Canadian 10 Year Bond, September 2013	$ 1,831,074	$ (14,927)
2	Euro BOBL Future, June 2013	326,670	13
1	Euro Bond Future, June 2013	186,248	(13)
10	Euro Schatz, June 2013	1,433,890	(162)
5	US 2 YR NOTE, September 2013	1,100,700	(1,094)
48	US 5 YR NOTE, September 2013	5,875,872	(27,291)
33	US 10 Year Future, September 2013	4,264,227	(34,092)
		15,018,681	(77,566)

	TOTAL LONG FUTURES CONTRACTS	$ 29,907,883	$ 397,644

	SHORT FUTURES CONTRACTS - (0.2) %
	Equity Futures - (0.2) %
180	CBOE VIX Future, June 2013	$ 2,889,000	$ (161,138)

	TOTAL SHORT FUTURES CONTRACTS	$ 2,889,000	$ (161,138)

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2013 (Unaudited)

	Compass EMP	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset	Alternative
	Balanced Fund	Growth Fund	Strategies Fund
Assets:
Investments, at cost	$ 106,724,374	$ 51,837,192	$ 93,329,614
Investments in securities, at value	$ 111,396,077	$ 57,795,566	$ 96,049,860
Cash deposited at brokers for futures contracts	323,148	-	930,805
Due from Broker *	1,560,467	1,460,239	5,344,010
Receivables:
Capital shares sold	25,467	11,776	51,129
Receivable for securities sold	368,576	115,843	774,737
Futures variation margin	-	-	236,506
FX unrealized	-	-	297,924
Interest and dividends	465	165	1,710
Prepaid expenses	66,296	55,477	65,789
Total Assets	113,740,496	59,439,066	103,752,470

Liabilities:
Payables:
Capital shares redeemed	833,164	318,545	617,307
Due to broker - futures contracts	-	43,340	-
Distribution fees	151,790	20,926	337,111
Due to Administrators	64,618	53,882	86,229
Due to chief compliance officer	2,497	2,027	2,576
Due to Manager	49,366	41,963	59,856
Futures variation margin	92,880	-	-
Other liabilities and accrued expenses	37,765	68,662	180,585
Total Liabilities	1,232,080	549,345	1,283,664

Net Assets	$ 112,508,416	$ 58,889,721	$ 102,468,806

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$ 110,031,921	$ 56,207,307	$ 120,848,630
Accumulated undistributed net investment income /(loss)	(1,113,105)	(294,864)	(2,294,409)
Accumulated net realized gain (loss) on investments	(989,223)	(2,981,096)	(19,340,091)
Net unrealized appreciation on investments	4,671,703	5,958,374	3,018,170
Net unrealized appreciation on futures contracts	(92,880)	-	236,506
Net Assets	$ 112,508,416	$ 58,889,721	$ 102,468,806

Net Asset Value Per Share
Class A
Net Assets	$ 81,460,963	$ 49,678,648	$ 80,850,962
Shares of beneficial interest outstanding	6,684,447	3,913,239	8,162,038
Net asset value and redemption price per share (a)	$ 12.19	$ 12.69	$ 9.91
Maximum offering price per share (a)	$ 12.93	$ 13.46	$ 10.51

Class C
Net Assets	$ 19,354,075	$ 5,880,718	$ 18,290,415
Shares of beneficial interest outstanding	1,607,988	475,679	1,887,893
Net asset value, redemption price and offering
price per share (a)	$ 12.04	$ 12.36	$ 9.69

Class T
Net Assets	$ 11,693,378	$ 3,330,355	$ 3,327,429
Shares of beneficial interest outstanding	960,745	264,958	338,671
Net asset value and redemption price per share (a)	$ 12.17	$ 12.57	$ 9.82
Maximum Offering price per share (a)	$ 12.61	$ 13.03	$ 10.18

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
*	Due from Broker has been valued at 100% using procedures approved by the Fair Value Committee. It represents 1.39%, 2.48% and 5.22% of net

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF OPERATIONS
May 31, 2013 (Unaudited)

	Compass EMP	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset	Alternative
	Balanced Fund	Growth Fund	Strategies Fund
Investment Income:
Interest income	$ 49,778	$ 19,330	$ 145,342
Dividend income	840,563	473,521	541,508
Total Investment Income	890,341	492,851	686,850

Operating Expenses:
Management fees	303,031	244,431	492,769
Distribution fees:
Class A Shares	107,922	63,453	123,246
Class C Shares	110,762	34,359	105,779
Class T Shares	31,805	8,685	8,600
Administrators and related party fees	128,863	84,815	193,303
Networking Fees	36,400	21,090	127,400
Registration fees	15,324	15,324	20,486
Professional fees	13,941	13,941	13,941
Custodian fees	7,480	5,984	3,367
Trustees' fees	1,995	1,995	1,995
Insurance expense	673	673	673
Printing and postage expense	499	499	499
Miscellaneous expenses	19,378	17,641	54,385
Total Operating Expenses	778,073	512,890	1,146,443
Less: Fees (waived) or recouped	-	-	(96,479)
Net Operating Expenses	778,073	512,890	1,049,964

Net Investment Gain/(Loss)	112,268	(20,039)	(363,114)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency
transactions	1,635,950	1,140,775	2,057,261
Net realized gain / (loss) on futures contracts	226,466	49,991	(620,574)
Net change in unrealized appreciation from
investments and foreign currency translations	2,000,868	4,163,658	2,353,106
Net change in unrealized appreciation (depreciation)
from futures contracts	(353,624)	(109,115)	(522,450)
Net Realized and Unrealized Gain on Investments:	3,509,660	5,245,309	3,267,343

Net Increase in Net Assets
Resulting From Operations	$ 3,621,928	$ 5,225,270	$ 2,904,229

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Compass EMP Multi-Asset Balanced Fund		Compass EMP Multi-Asset Growth Fund		Compass EMP Alternative Strategies Fund

	For the		For the		For the
	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
	May 31, 2013	Year Ended	May 31, 2013	Year Ended	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012	(Unaudited)	November 30, 2012	(Unaudited)	November 30, 2012

Operations:
Net investment income (loss)	$ 112,268	$ (154,414)	$ (20,039)	$ (208,841)	$ (363,114)	$ (1,809,405)
Net realized gain (loss) on investments, foreign currency	1,862,416	(11,457)	1,190,766	(2,258,601)	1,436,687	(11,502,882)
transactions & future contracts
Net change in unrealized appreciation (depreciation) on
investments, foreign currency translations & futures	1,647,244	2,368,833	4,054,543	848,266	1,830,656	(243,024)
contracts
Net increase (decrease) in net assets
resulting from operations	3,621,928	2,202,962	5,225,270	(1,619,176)	2,904,229	(13,555,311)

Distributions to Shareholders:
Net Realized Gains:
Class A	(2,672,969)	(419,454)	-	-	-	-
Class C	(735,234)	(117,428)	-	-	-	-
Class T	(410,692)	(74,029)	-	-	-	-
Net Investment Income:
Class A	(1,104,099)	-	-	-	-	-
Class C	(53,046)	-	-	-	-	-
Class T	(68,228)	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(5,044,268)	(610,911)	-	-	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	11,530,254	38,029,289	5,520,248	18,840,397	6,958,731	81,457,343
Class C	1,199,483	13,379,726	348,385	2,812,264	454,122	13,413,426
Class T	551,637	4,028,685	156,615	1,227,532	264,592	2,528,267
Reinvestment of dividends and distributions
Class A	3,681,304	394,977	-	-	-	-
Class C	716,908	110,750	-	-	-	-
Class T	471,375	71,948	-	-	-	-
Cost of shares redeemed
Class A	(19,856,917)	(28,254,100)	(9,138,569)	(22,868,856)	(47,441,325)	(138,708,898)
Class C	(7,236,589)	(10,199,753)	(2,538,760)	(2,478,735)	(6,931,335)	(10,954,355)
Class T	(2,813,581)	(4,207,989)	(654,301)	(1,106,352)	(917,708)	(1,498,016)
Redemption Fees
Class A	-	1,375	-	1,237	-	9,406
Class C	-	1,441	-	84	-	70
Class T	-	480	-	47	-	579
Net increase (decrease) in net assets from
share transactions of beneficial interest	(11,756,126)	13,356,829	(6,306,382)	(3,572,382)	(47,612,923)	(53,752,178)

Total Increase (Decrease) in Net Assets	(13,178,466)	14,948,880	(1,081,112)	(5,191,558)	(44,708,694)	(67,307,489)

Net Assets:
Beginning of period	125,686,882	110,738,002	59,970,833	65,162,391	147,177,500	214,484,989
End of period*	$ 112,508,416	$ 125,686,882	$ 58,889,721	$ 59,970,833	$ 102,468,806	$ 147,177,500
* Includes accumulated undistributed net
investment loss	$ (1,113,105)	$ -	$ (294,864)	$ (274,825)	$ (2,294,409)	$ (1,931,295)

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Compass EMP Multi-Asset Balanced Fund		Compass EMP Multi-Asset Growth Fund		Compass EMP Alternative Strategies Fund

	For the		For the		For the
	Six Months Ended	For the	Six Months Ended	For the Year	Six Months Ended	For the
	May 31, 2013	Year Ended	May 31, 2013	Ended	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012	(Unaudited)	November 30, 2012	(Unaudited)	November 30, 2012

SHARE ACTIVITY
Class A:
Shares Sold	941,752	3,097,899	448,429	1,579,525	703,468	8,029,750
Shares Reinvested	304,336	32,535	-	-	-	0
Shares Redeemed	(1,621,480)	(2,298,905)	(735,078)	(1,905,358)	(4,811,564)	(13,986,678)
Net increase / (decrease) in shares of beneficial
interest outstanding	(375,393)	831,529	(286,649)	(325,833)	(4,108,096)	(5,956,928)

Class C:
Shares Sold	99,339	1,105,844	28,809	239,834	47,066	1,334,464
Shares Reinvested	60,133	9,221	-	-	-	0
Shares Redeemed	(599,089)	(842,495)	(209,547)	(213,359)	(717,431)	(1,125,043)
Net increase / (decrease) in shares of beneficial
interest outstanding	(439,617)	272,570	(180,738)	26,475	(670,365)	209,421

Class T:
Shares Sold	45,118	330,327	12,884	102,949	26,957	250,509
Shares Reinvested	39,076	5,951	-	-	-	0
Shares Redeemed	(230,365)	(344,058)	(53,521)	(94,175)	(94,768)	(149,958)
Net increase / (decrease) in shares of beneficial
interest outstanding	(146,172)	(7,780)	(40,637)	8,774	(67,811)	100,551

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A
	For the
	Six Months Ended		For the		For the		For the Five Month		For the		For the
	May 31, 2013		Year Ended		Year Ended		Period Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 12.36		$ 12.18		$ 12.64		$ 11.86		$ 10.93		$ 10.00
Activity from investment operations:
Net investment income	0.03	(3)	0.01	(3)	0.12		0.02		0.15		0.08
Net realized and unrealized gain	0.34		0.24		0.07	(4)	0.78		0.93		0.92
Total from investment operations	0.37		0.25		0.19		0.80		1.08		1.00
Less distributions from:
Net investment income	(0.16)		-		(0.10)		(0.02)		(0.15)		(0.08)
Net realized gains	(0.38)		(0.07)		(0.55)		-		-		-
Total distributions	(0.54)		(0.07)		(0.65)		(0.02)		(0.15)		(0.08)

Paid in capital from redemption fees	-		-	(5)	-	(5)	-	(5)	-	(5)	0.01

Net asset value, end of period	$ 12.19		$ 12.36		$ 12.18		$ 12.64		$ 11.86		$ 10.93

Total return (6)	3.05%		2.03%		1.40%		6.73%		9.87%		10.10%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 81,461		$ 8,725		$ 75,842		$ 35,516		$ 29,880		$ 15,707
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.10%	(8)	1.13%		1.22%		1.32%	(8)	1.37%		2.10%	(8)
After fees waived and expenses absorbed/recouped (7)	1.10%	(8)	1.15%		1.15%		1.15%	(8)	1.15%		1.15%	(8)
Ratios of net investment income to
average net assets:
Before fees waived and expenses absorbed/recouped (7)	0.34%	(8)	0.08%		0.61%		0.22%	(8)	1.12%		1.30%	(8)
After fees waived and expenses absorbed/recouped (7)	0.34%	(8)	0.06%		0.68%		0.39%	(8)	1.34%		2.25%	(8)
Portfolio turnover rate	23%	(9)	58%		235%		16%	(9)	96%		0%	(9)

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5) Redemption fees resulted in less than $0.01 per share.
(6)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(7)	These ratios exclude the impact of the expenses of the underlying securities.
(8) Annualized.
(9) Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	For the
	Six Months Ended		For the		For the		For the Five Month		For the		For the
	May 31, 2013		Year Ended		Year Ended		Period Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 12.13		$ 12.05		$ 12.58		$ 11.82		$ 10.92		$ 10.00
Activity from investment operations:
Net investment income (loss)	(0.02)	(3)	(0.09)	(3)	0.04		(0.02)		0.08		0.05
Net realized and unrealized gain	0.34		0.24		0.06	(4)	0.78		0.91		0.91
Total from investment operations	0.32		0.15		0.10		0.76		0.99		0.96
Less distributions from:
Net investment income	(0.03)		-		(0.08)		-		(0.09)		(0.05)
Net realized gains	(0.38)		(0.07)		(0.55)		-		-		-
Total distributions	(0.41)		(0.07)		(0.63)		-		(0.09)		(0.05)

Paid in capital from redemption fees	-		-	(5)	-	(5)	-	(5)	-	(5)	0.01

Net asset value, end of period	$ 12.04		$ 12.13		$ 12.05		$ 12.58		$ 11.82		$ 10.92

Total return (6)	2.71%		1.22%		0.65%		6.43%		9.03%		9.78%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 19,354		$ 24,847		$ 21,383		$ 10,691		$ 7,124		$ 1,130
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.85%	(8)	1.88%		1.97%		2.07%	(8)	2.13%		2.85%	(8)
After fees waived and expenses absorbed/recouped (7)	1.85%	(8)	1.90%		1.90%		1.90%	(8)	1.90%		1.90%	(8)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed/recouped (7)	(0.36)%	(8)	(0.67)%		(0.13)%		(0.53)%	(8)	0.32%		0.63%	(8)
After fees waived and expenses absorbed/recouped (7)	(0.36)%	(8)	(0.69)%		(0.06)%		(0.36)%	(8)	0.55%		1.58%	(8)
Portfolio turnover rate	23%	(9)	58%		235%		16%	(9)	96%		0%	(9)

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5) Redemption fees resulted in less than $0.01 per share.
(6)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(7)	These ratios exclude the impact of the expenses of the underlying securities.
(8) Annualized.
(9) Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T
	For the
	Six Months Ended		For the		For the		For the Five Month		For the
	May 31, 2013		Year Ended		Year Ended		Period Ended		Period Ended
	(Unaudited)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 12.27		$ 12.12		$ 12.61		$ 11.84		$ 12.23
Activity from investment operations:
Net investment income (loss)	0.02	(3)	(0.02)	(3)	0.08		0.01		0.11
Net realized and unrealized gain	0.33		0.24		0.07	(4)	0.77		(0.38)
Total from investment operations	0.35		0.22		0.15		0.78		(0.27)
Less distributions from:
Net investment income	(0.07)		-		(0.09)		(0.01)		(0.12)
Net realized gains	(0.38)		(0.07)		(0.55)		-		-
Total distributions	(0.45)		(0.07)		(0.64)		(0.01)		(0.12)

Paid in capital from redemption fees	-		-	(5)	-	(5)	-	(5)	-	(5)

Net asset value, end of period	$ 12.17		$ 12.27		$ 12.12		$ 12.61		$ 11.84

Total return (6)	2.91%		1.79%		1.10%		6.60%		(2.21)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 11,693		$ 13,585		$ 13,513		$ 7,939		$ 4,967
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.35%	(8)	1.38%		1.47%		1.57%	(8)	1.63%	(8)
After fees waived and expenses absorbed/recouped (7)	1.35%	(8)	1.40%		1.40%		1.40%	(8)	1.40%	(8)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed/recouped (7)	0.12%	(8)	(0.17)%		0.41%		(0.03)%	(8)	0.67%	(8)
After fees waived and expenses absorbed/recouped (7)	0.12%	(8)	(0.19)%		0.48%		0.14%	(8)	0.90%	(8)
Portfolio turnover rate	23%	(9)	58%		235%		16%	(9)	96%	(9)

(1)	The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(2) The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5) Redemption fees resulted in less than $0.01 per share.
(6)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(7) These ratios exclude the impact of the expenses of the underlying securities.
(8) Annualized.
(9) Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A
	For the
	Six Months Ended		For the		For the		For the Five Month		For the		For the
	May 31, 2013		Year Ended		Year Ended		Period Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 11.66		$ 11.98		$ 12.80		$ 11.38		$ 10.56		$ 10.00
Activity from investment operations:
Net investment income (loss)	0.01	(3)	(0.03)	(3)	0.10		(0.03)		0.03		0.04
Net realized and unrealized gain (loss)	1.02		(0.29)		(0.04)		1.45		0.83		0.55
Total from investment operations	1.03		(0.32)		0.06		1.42		0.86		0.59
Less distributions from:
Net investment income	-		-		(0.10)		-		(0.04)		(0.04)
Net realized gains	-		-		(0.78)		-		-		-
Total distributions	-		-		(0.88)		-		(0.04)		(0.04)

Paid in capital from redemption fees	-		-	(4)	-	(4)	-	(4)	-	(4)	0.01

Net asset value, end of period	$ 12.69		$ 11.66		$ 11.98		$ 12.80		$ 11.38		$ 10.56

Total return (5)	8.83%		2.67%	#	0.08%		12.48%		8.12%		5.99%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 49,679		$ 48,959		$ 54,198		$ 15,832		$ 14,170		$ 8,446
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.59%	(7)	1.51%		1.68%		1.93%	(7)	1.97%		3.54%	(7)
After fees waived and expenses absorbed (6)	1.45%	(7)	1.45%		1.45%		1.45%	(7)	1.45%		1.45%	(7)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (6)	(0.02)%	(7)	(0.28)%		0.03%		(1.12)%	(7)	(0.32)%		(0.83)%	(7)
After fees waived and expenses absorbed (6)	0.11%	(7)	(0.22)%		0.26%		(0.64)%	(7)	0.20%		1.26%	(7)
Portfolio turnover rate	30%	(8)	108%		341%		31%	(8)	115%		2%	(8)

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the underlying securities.
(7) Annualized.
(8) Not Annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	For the
	Six Months Ended		For the		For the		For the Five Month		For the		For the
	May 31, 2013		Year Ended		Year Ended		Period Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net asset value, beginning of period	$ 11.40		$ 11.80		$ 12.65		$ 11.28		$ 10.51		$ 10.00
Activity from investment operations:
Net investment income (loss)	(0.02)		(0.11)	(3)	(0.02)		(0.07)		(0.02)		0.03
Net realized and unrealized gain (loss)	0.98		(0.29)		(0.02)		1.44		0.80		0.51
Total from investment operations	0.96		(0.40)		(0.04)		1.37		0.78		0.54
Less distributions from:
Net investment income	-		-		(0.03)		-		(0.01)		(0.03)
Net realized gains	-		-		(0.78)		-		-		-
Total distributions	-		-		(0.81)		-		(0.01)		(0.03)

Paid in capital from redemption fees	-		-	(4)	-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$ 12.36		$ 11.40		$ 11.80		$ 12.65		$ 11.28		$ 10.51

Total return (5)	8.42%		(3.39)%	#	(0.71)%		12.15%		7.38%		5.37%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 5,881		$ 7,480		$ 7,432		$ 4,085		$ 3,363		$ 487
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (6)	2.36%	(7)	2.26%		2.43%		2.68%	(7)	2.72%		4.29%	(7)
After fees waived and expenses absorbed (6)	2.20%	(7)	2.20%		2.20%		2.20%	(7)	2.20%		2.20%	(7)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (6)	(0.71)%	(7)	(1.03)%		(0.57)%		(1.87)%	(7)	(0.96)%		(0.97)%	(7)
After fees waived and expenses absorbed (6)	(0.54)%	(7)	(0.97)%		(0.34)%		(1.39)%	(7)	(0.44)%		1.12%	(7)
Portfolio turnover rate	30%	(8)	108%		341%		31%	(8)	115%		2%	(8)

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the underlying securities.
(7) Annualized.
(8) Not Annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T
	For the
	Six Months Ended		For the		For the		For the Five Month		For the
	May 31, 2013		Year Ended		Year Ended		Period Ended		Period Ended
	(Unaudited)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 11.56		$ 11.90		$ 12.76		$ 11.36		$ 12.49
Activity from investment operations:
Net investment income (loss)	-		(0.05)	(3)	0.08		(0.04)		0.07
Net realized and unrealized gain (loss)	1.01		(0.29)		(0.05)		1.44		(1.15)
Total from investment operations	1.01		(0.34)		0.03		1.40		(1.08)
Less distributions from:
Net investment income	-		-		(0.11)		-		(0.05)
Net realized gains	-		-		(0.78)		-		-
Total distributions	-		-		(0.89)		-		(0.05)

Paid in capital from redemption fees	-		-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$ 12.57		$ 11.56		$ 11.90		$ 12.76		$ 11.36

Total return (5)	8.83%		(2.86)%	#	(0.23)%		12.32%		(8.65)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 3,330		$ 3,532		$ 3,533		$ 932		$ 382
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.85%	(7)	1.76%		1.93%		2.18%	(7)	2.19%	(7)
After fees waived and expenses absorbed (6)	1.70%	(7)	1.70%		1.70%		1.70%	(7)	1.70%	(7)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed (6)	(0.24)%	(7)	(0.53)%		(0.23)%		(1.37)%	(7)	0.13%	(7)
After fees waived and expenses absorbed (6)	(0.09)%	(7)	(0.47)%		0.00%		(0.89)%	(7)	0.62%	(7)
Portfolio turnover rate	30%	(8)	108%		341%		31%	(8)	115%	(8)

(1)	The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the underlying securities.
(7) Annualized.
(8) Not Annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class A
		For the
		Six Months Ended		For the		For the		For the Five Month		For the
		May 31, 2013		Year Ended		Year Ended		Period Ended		Year Ended
		(Unaudited)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period		$ 9.69		$ 10.28		$ 10.37		$ 9.46		$ 10.00
Activity from investment operations:
	Net investment income (loss)	(0.02)		(0.07)	(3)	(0.01)		(0.02)		-	(5)
	Net realized and unrealized gain (loss)	0.24		(0.52)		0.03	(4)	0.93		(0.54)
	Total from investment operations	0.22		(0.59)		0.02		0.91		(0.54)
Less distributions from:
	Net investment income	-		-		-		-		-
	Return of capital	-		-		(0.11)		-		-
Total distributions		-		-		(0.11)		-		-

Paid in capital from redemption fees		-		-	(6)	-	(6)	-	(6)	-	(6)

Net asset value, end of period		$ 9.91		$ 9.69		$ 10.28		$ 10.37		$ 9.46

Total return (7)		2.27%		(5.74)%		0.17%		9.62%		(5.40)%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 80,851		$ 118,926		$ 187,460		$ 4,776		$ 1,266
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)		1.61%	(9)	1.37%		1.45%		4.21%	(9)	13.37%	(9)
After fees waived and expenses absorbed/recouped (8)		1.45%	(9)	1.41%		1.45%		1.45%	(9)	1.45%	(9)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed/recouped (8)		(0.56)%	(9)	(0.67)%		(0.10)%		(3.51)%	(9)	(11.88)%	(9)
After fees waived and expenses absorbed/recouped (8)		(0.40)%	(9)	(0.71)%		(0.10)%		(0.75)%	(9)	0.04%	(9)
Portfolio turnover rate		72%	(10)	137%		278%		24%	(10)	81%	(10)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5)	Net investment income resulted in less than $0.01 per share
(6)	Redemption fees resulted in less than $0.01 per share.
(7)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(8)	These ratios exclude the impact of the expenses of the underlying securities.
(9)	Annualized.
(10)	Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	For the
	Six Months Ended		For the		For the		For the Five Month		For the
	May 31, 2013		Year Ended		Year Ended		Period Ended		Year Ended
	(Unaudited)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 9.51		$ 10.17		$ 10.29		$ 9.41		$ 10.00
Activity from investment operations:
Net investment loss	(0.07)		(0.15)	(3)	(0.04)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	0.25		(0.51)		(0.02)		0.93		(0.58)
Total from investment operations	0.18		(0.66)		(0.06)		0.88		(0.59)
Less distributions from:
Net investment income	-		-		-		-		-
Return of capital	-		-		(0.06)		-		-
Total distributions	-		-		(0.06)		-		-

Paid in capital from redemption fees	-		-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$ 9.69		$ 9.51		$ 10.17		$ 10.29		$ 9.41

Total return (5)	1.89%		(6.49)%		(0.61)%		9.35%		(5.90)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 18,290		$ 24,340		$ 23,893		$ 1,183		$ 733
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (6)	2.36%	(7)	2.12%		2.20%		4.96%	(7)	14.12%	(7)
After fees waived and expenses absorbed/recouped (6)	2.20%	(7)	2.16%		2.20%		2.20%	(7)	2.20%	(7)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed/recouped (6)	(1.33)%	(7)	(1.42)%		(1.05)%		(4.26)%	(7)	(12.60)%	(7)
After fees waived and expenses absorbed/recouped (6)	(1.17)%	(7)	(1.46)%		(1.05)%		(1.50)%	(7)	(0.68)%	(7)
Portfolio turnover rate	72%	(8)	137%		278%		24%	(8)	81%	(8)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the underlying securities.
(7) Annualized.
(8) Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class T
		For the
		Six Months Ended		For the		For the		For the Five Month		For the
		May 31, 2013		Year Ended		Year Ended		Period Ended		Period Ended
		(Unaudited)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period		$ 9.62		$ 10.24		$ 10.34		$ 9.44		$ 10.00
Activity from investment operations:
	Net investment loss	0.03		(0.04)	(3)	(0.02)		(0.03)		-	(5)
	Net realized and unrealized gain (loss)	0.17		(0.58)		0.02	(4)	0.93		(0.56)
	Total from investment operations	0.20		(0.62)		-		0.90		(0.56)
Less distributions from:
	Net investment income	-		-		-		-		-
	Return of capital	-		-		(0.10)		-		-
Total distributions		-		-		(0.10)		-		-

Paid in capital from redemption fees		-		-	(6)	-	(6)	-		-

Net asset value, end of period		$ 9.82		$ 9.62		$ 10.24		$ 10.34		$ 9.44

Total return (7)		2.08%		(6.06)%		(0.07)%		9.53%		-5.60%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 3,327		$ 3,912		$ 3,132		$ 118		$ 30
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)		1.86%	(9)	1.62%		1.70%		4.46%	(9)	13.62%	(9)
After fees waived and expenses absorbed/recouped (8)		1.70%	(9)	1.66%		1.70%		1.70%	(9)	1.70%	(9)
Ratios of net investment income (loss) to
average net assets:
Before fees waived and expenses absorbed/recouped (8)		(0.87)%	(9)	(0.92)%		(0.55)%		(3.76)%	(9)	(12.15)%	(9)
After fees waived and expenses absorbed/recouped (8)		(0.71)%	(9)	(0.96)%		(0.55)%		(1.00)%	(9)	(0.23)%	(9)
Portfolio turnover rate		72%	(10)	137%		278%		24%	(10)	81%	(10)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5)	Net investment loss resulted in less than $0.01 per share.
(6)	Redemption fees resulted in less than $0.01 per share.
(7)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(8)	These ratios exclude the impact of the expenses of the underlying securities.
(9)	Annualized.
(10)	Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

May 31, 2013

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Compass EMP Funds Trust (the "Trust"), was organized as a Delaware business trust on April 11, 2012.  The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of sixteen series.  These financial statements include the following series:  Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund (each a "Fund" and collectively, the "Funds").  The Funds were previously part of Mutual Fund Series Trust, formerly known as the Catalyst Funds and reorganized into the Trust on March 29, 2013.  The investment objectives of each Fund as of May 31, 2013, are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Multi-Asset Growth Fund ("Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Strategies Fund ("Alternative Fund") commenced operations on December 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

The Funds offer three classes of shares, Class A, Class C and Class T.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a) Securities Valuation – Securities and futures contracts listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value.  Debt securities may be valued at prices supplied by the Funds’ pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets,

                interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets as of May 31, 2013:

Multi-Asset Balanced Fund (1)

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 81,718,792	$ -	$ -	$ 81,718,792
Mutual Funds*	$ 18,764,660	-	-	18,764,660
Short-Term Investments	-	10,912,624	-	10,912,624
Receivables - Due from Broker	-	-	1,560,467	1,560,467
Total	$ 100,483,452	$ 10,912,624	$ 1,560,467	$ 112,956,543
Liabilities
Futures Contracts*	$ (92,880)	$ -	$ -	$ (92,880)
Total	$ (92,880)	$ -	$ -	$ (92,880)

Multi-Asset Growth Fund (1)

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 44,633,270	$ -	$ -	$ 44,633,270
Mutual Funds*	9,325,003	-	-	9,325,003
Short-Term Investments	-	3,837,293	-	3,837,293
Receivables - Due from Broker	-	-	1,460,239	1,460,239
Total	$ 53,958,273	$ 3,837,293	$ 1,460,239	$ 59,255,805

Alternative Strategies Fund (1)

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ -	$ 31,481,283	$ -	$ 31,481,283
Mutual Funds*	24,870,353	-	-	24,870,353
Short-Term Investments		39,698,224	-	39,698,224
Futures Contracts*	236,506	-	-	236,506
Receivables - Due from Broker	-	-	5,344,010	5,344,010
Total	$ 25,106,859	$ 71,179,507	$ 5,344,010	$ 101,630,376

*Please refer to the Consolidated Schedule of Investments for industry classifications.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

(1) Consolidated

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Balanced Fund Other Financial Assets	Growth Fund Other Financial Assets	Alternative Fund Other Financial Assets

Beginning balance November 30, 2012	$ 2,027,326	$ 1,929,264	$ 7,025,330
Total realized gain/(loss)	-	-	-
Change in unrealized depreciation	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Receivables collected	(466,859)	(469,025)	(1,681,320)
Net transfers in/(out) of Level 3	-	-	-
Ending balance May 31, 2013	$ 1,560,467	$ 1,460,239	$ 5,344,010

Level 3 assets represent 1.39%, 2.48% and 5.22% of the net assets of the Balanced Fund, Growth Fund and Alternative Fund, respectively.  Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.  In each case the Level 3 asset consisted of a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that was liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (SIPA).  The pricing committee has valued the receivable at 100% of the reported value of the account prior to the announcement of the liquidation adjusted for receipts collected and adjustments made on the claim.  This decision was based on many factors including, without limitation, market data, public statements by the SIPA trustee, consultations with attorneys monitoring the bankruptcy

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

proceedings, monitoring of current payments being made by the Trustee, and the current interest rate environment.  The amounts ultimately collected by the Funds may be less than the amounts reflected in the consolidated statement of assets and liabilities, and these differences may be material.

b) Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds on a daily basis. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the six months ended May 31, 2013 are as follows:

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

Balanced Fund *	Asset Derivatives
Contract Type/
Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **

Equity contracts:	Futures variation margin payable	$ (92,880)

$ (92,880)

Alternative Fund *	Asset Derivatives
Contract Type/
Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **

Equity contracts:	Futures variation margin receivable	$ 314,072

Fixed Income contracts:	Futures variation margin payable	(77,566)
$ 236,506

*Consolidated

**Includes only current variation margin.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

The effect of derivative instruments on the Consolidated Statements of Operations for the six months ended May 31, 2013 is as follows:

Balanced Fund *
Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Fixed Income	Net realized gain on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 221,082	$ (120,357)

Currency contracts:	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	(117)	-

Equity contracts:	Net realized gain on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	289,240	(202,935)

Commodity contracts:	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	(283,739)	(30,332)

Total		$ 226,466	$ (353,624)

Growth Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Fixed Income	Net realized gain on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 56,019	$ (62,112)

Equity contracts:	Net realized gain on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	281,486	-

Commodity contracts:	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	(287,514)	(47,003)

Total		$ 49,991	$ (109,115)

Alternative Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Fixed Income	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ (129,466)	$ (98,191)

Currency contracts:	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	(144)	-

Equity contracts:	Net realized gain on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	2,041,967	(161,570)

Commodity contracts:	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	(2,532,931)	(262,689)

Total		$ (620,574)	$ (522,450)

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

*Consolidated

c) Investments in Wholly-Owned Subsidiaries – The financial statements of the Balanced Fund, Growth Fund and Alternative Fund are consolidated and include the accounts of CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd., respectively, each a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Intercompany accounts and transactions have been eliminated in consolidation of the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies.  The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

to U.S. income tax.  However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.  For the year ended November 30, 2012, the CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd had deficits of $1,068,115, $234,009 and $4,815,967, respectively.

d) Federal Income Tax - The Funds have qualified, except as described below, and intend to continue to qualify as regulated investment companies ("RICs") and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.  During the five month period ended November 30, 2010, the Alternative Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification and annual income tests.  Accordingly, the Fund filed as a “C” corporation for the period ended November 30, 2010. As a "C" corporation, the Fund was subject to federal income taxes on any taxable income for that period.  However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a Fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. The Alternative Fund met these requirements and the Fund re-elected RIC status for the year ending November 30, 2011. Therefore, no provision was made for federal income or excise taxes related to the year ended November 30, 2011.

During the year ended November 30, 2012, the Balanced Fund inadvertently failed to distribute to its shareholders its undistributed ordinary taxable income from the year ended November 30, 2011, resulting in the Balanced Fund failing to meet the distribution requirements under Subchapter M of the Internal Revenue Code and causing its status as a RIC to terminate.  The Internal Revenue Code contains curative provisions that allowed the Balanced Fund to re-establish its status as a RIC retroactive to the year ended November 30, 2011.  In order to qualify for this relief, the Balanced Fund paid to its shareholders a “deficiency dividend” and paid interest and penalties to the Internal Revenue Service.  The interest and penalties on the deficiency dividend were not borne by the Balanced Fund.

As of and during the year ended November 30, 2012, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Consolidated Statements of Operations.  As of November 30, 2012, the Funds did not incur any interest or penalties except as described above.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax periods and years and has concluded that no provision for income tax is required in these financial statements.  These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service.  No examination of the Funds’ tax returns is presently in progress.

e) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class of shares based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g) Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Redemption fees and sales charges (loads) - Shareholders of the Funds that redeemed within 60 days of purchase were assessed a redemption fee of 1.00% of the amount redeemed through September 10, 2012.  A $15 redemption fee may be charged for redemptions made by wire.  The redemption fee was paid directly to and retained by the Funds, and was designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of the Balanced Fund, the Growth Fund and the Alternative Fund.  As of September 11, 2012 redemption fees are no longer charged on the Funds.  A maximum sales charge of 3.50% is imposed on Class T shares of the Balanced Fund, the Growth Fund and the Alternative Fund.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

(2)

INVESTMENT TRANSACTIONS

For the year six months ended May 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund (1)	$ 23,750,962	$ 21,240,733
Growth Fund (1)	14,915,627	14,357,049
Alternative Fund (1)	33,709,836	58,701,540

(1)Consolidated

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. As of the date of the semi-annual report, for its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Balanced Fund, 0.80% of the Growth Fund and 0.80% of the Alternative Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the six months ended May 31, 2013, management fees incurred by the Funds as well as amounts due to or from the Manager at May 31, 2013 were as follows:

Fund	Management Fees	Due to Manager at May 31, 2013
Balanced Fund	$ 303,031	$ 49,366
Growth Fund	244,431	41,963
Alternative Fund	492,769	59,856

As of the date of the semi-annual report, the Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.90% of the Balanced Fund's average daily net assets; and at 1.20% of the Growth Fund’s and the Alternative Fund’s average daily net assets through December 31, 2013.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended May 31, 2013, the Manager waived management fees and recouped expenses as follows:

	Management	Expenses
Fund	Fees Waived	Recouped
Balanced Fund	$ -	$ -
Growth Fund	-	-
Alternative Fund	96,479	-

As of May 31, 2013, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	November 30, 2016	November 30, 2015	November 30, 2014	November 30, 2013	June 30, 2013
Balanced Fund	$ -	$ -	$ 57,179	$ 34,824	$ 24,744
Growth Fund	-	43,253	103,575	39,807	78,987
Alternative Fund	96,479	-	-	-	-

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

For the period December 1, 2012 through March 29, 2013, the Trust had entered into a Management Services Agreement (the "Management Services Agreement") with MFund Services, LLC ("MFund"). Pursuant to the Management Services Agreement, MFund provided sponsorship, management and supervisory services. For MFund’s services to the Funds, each Fund paid MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the six months ended May 31, 2013, such fees incurred by the Funds were as follows:

Fund	Management Services Fees	Due at May 31, 2013
Balanced Fund	$ 102,694	$ -
Growth Fund	57,947	-
Alternative Fund	161,270	-

Effective April 1, 2013, the Funds have entered into a Compliance Services Agreement (the “Compliance Services Agreement") with Northern Lights Compliance Services, LLC (“NLCS”).  Pursuant to the Compliance Services Agreement, NLCS will provide chief compliance officer services to the Funds.  For these services NLCS will receive a base fee based on net assets at the beginning of the quarter for each Fund plus out of pocket expenses.  For the period December 1, 2012 through March 31, 2012 the Fund had entered into a Compliance Services Agreement with CCO Compliance Services, LLC (“CCO3”).  Pursuant to the Compliance Services Agreement, CCO3 provided chief compliance officer services to the Funds.  For these services CCO3 received a $7,800 per year base fee for each Fund plus out of pocket expenses.  For the six months ended May 31, 2013, compliance fees incurred by the Funds as well as amounts owed by the Funds at May 31, 2013 were as follows:

Fund	Compliance Fees – CCO3	Compliance Fees – NLCS	Due at May 31, 2013 to NLCS
Balanced Fund	$ 3,540	$ 8,750	$ 1,458
Growth Fund	3,540	7,750	646
Alternative Fund	3,540	3,875	729

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Gemini Fund Services, LLC (“Gemini”).  Pursuant to the Services Agreement, Gemini provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Gemini’s services to the Funds, the Funds pay customary fees to Gemini.

Certain officers of the Funds are officers and/or employees of Gemini.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares that allows the Funds to pay distribution and shareholder servicing fees of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees, and this is the maximum currently authorized by the Board of Trustees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  Class T shares are currently paying 0.50% per annum of 12b-1 fees.  These fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse the Funds’ Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.  For the six months ended May 31, 2013, the Funds incurred 12b-1 fees attributable to Class A, Class C and Class T shares as follows:

Fund	Class A	Class C	Class T
Balanced Fund	$ 107,922	$ 110,762	$ 31,805
Growth Fund	63,453	34,359	8,685
Alternative Fund	123,246	105,779	8,600

(4)

 DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended November 30, 2012 and November 30, 2011 were as follows:

	Fiscal Year Ended November 30, 2012		Fiscal Year Ended November 30, 2011
	Ordinary	Long-Term	Return of	Ordinary	Long-Term
	Income	Capital Gain	Capital	Income	Capital Gain
Balanced Fund	$ -	$ 610,911	$ -	$ 2,414,913	$ 357,950
Growth Fund	-	-	25,583	867,126	569,472
Alternative Fund	-	-	390,999	-	-

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

As of November 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss		Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Late Year	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
Balanced Fund	$ 2,108,228	$ 927,714	$ -	$ -	$ (1,895,992)	$ 2,755,609	$ 3,895,559
Growth Fund	-	-	(1,461,474)	(274,825)	(2,673,708)	1,865,841	(2,544,166)
Alternative Fund	-	-	(12,915,932)	(1,931,293)	(7,640,096)	1,165,954	(21,321,367)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for the Funds’ wholly owned subsidiaries and mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Growth Fund	$ 274,825
Alternative Fund	1,931,293

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At November 30, 2012, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Growth Fund	$ 132,137	$ 1,329,337	$ 1,461,474	Non-Expiring

Alternative Fund	$ 7,027	$ -	$ 7,027	11/30/18
	4,438,025	-	4,438,025	11/30/19
	4,831,117	3,639,763	8,470,880	Non-Expiring
	9,276,169	3,639,763	12,915,932

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses), the reclassification of ordinary distributions, and adjustments for partnerships, resulted in reclassification for the period ended November 30, 2012 for the following Funds as follows:

	Paid in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain/(Loss) from Investment and Foreign Currency Transactions
Balanced Fund	$ -	$ 139,853	$ (139,853)
Growth Fund	-	(86,642)	86,642
Alternative Fund	(82,203)	(182,179)	264,382

(5)

UNDERLYING FUND RISK

The Funds invest in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of May 31, 2013, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

Gerlach & Co. LLC FBO

Multi-Asset Balanced Class A

42.87%

LPL Financial

Multi-Asset Balanced Class C

37.91%

Constellation Trust Co.

Multi-Asset Balanced Class T

49.50%

Gerlach & Co. LLC FBO

Multi-Asset Growth Class A

51.70%

LPL Financial

Multi-Asset Growth Class C

48.64%

Constellation Trust Co.

Multi-Asset Growth Class T

58.17%

First Clearing LLC

A/C

Alternative Strategies Class A

27.12%

First Clearing LLC

A/C

Alternative Strategies Class C

36.21%

(7)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

(8)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Alternative Fund currently invests a portion of its assets in Fidelity Institutional Money Market Funds - Money Market Portfolio. The Alternative Fund may redeem its investments at any time if the Advisor determines that it is in the best interest of the Alternative Fund and its shareholders to do so.

The performance of the Alternative Fund may be directly affected by the performance of the Fidelity Institutional Money Market Funds - Money Market Portfolio. The financial statements of the Fidelity Institutional Money Market Funds - Money Market Portfolio, including the portfolio of investments, can be found at the underlying fund’s website, www.fidelity.com  or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Alternative Fund’s consolidated financial statements. As of May 31, 2013, the Alternative Fund invested 38.7% of its net assets in the Fidelity Institutional Money Market Funds - Money Market Portfolio.

(9)

SUBSEQUENT EVENTS

In connection with a meeting held on May 7, 2013, the Board, including a majority of the Independent Trustees discussed the approval of the revised investment strategy of the Funds in which the Funds would seek to achieve their investment strategy by investing in affiliated underlying funds advised by the Funds investment adviser, Compass Efficient Model Portfolios, LLC.  The Balanced Fund and Alternative Fund also changed their investment objectives to total return and long-term capital appreciation respectively.

In addition the board approved the following revised fees and expenses effective as of close of business Friday, July 19, 2013:

Fund	Annual Advisory Fee
Compass EMP Multi-Asset Balanced Fund	0.00%
Compass EMP Multi-Asset Growth Fund	0.00%
Compass EMP Alternative Strategies Fund	0.00%

Fund	Expense Cap
Compass EMP Multi-Asset Balanced Fund	0.25%
Compass EMP Multi-Asset Growth Fund	0.25%
Compass EMP Alternative Strategies Fund	0.25%

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

On July 16, 2013 the Funds entered into an Agreement with Halcyon Loan Trading Fund LLC, HCN LP, HLF LP, HLTS Fund II LP, and R'WNIH-HAM LLC (the “Buyers”) to sell the MF Global Receivables currently held.  Based on the Agreement the Fund’s sold the open receivables for $8,001,455.43 or approximately 95.66% of the current open receivable amount.  The Advisor received final payment from the Buyers on July 18, 2013 and each Fund received their portion of the receivable on July 19, 2013 as detailed below.

Compass EMP Multi Asset Balanced Fund

$              1,287,092.58

CEMPMAB Fund Ltd

$                 205,606.77

Compass EMP Multi Asset Growth Fund

$              1,094,003.59

CEMPMAG Fund Ltd

$                 302,820.69

Compass EMP Alternative Strategies Fund

$              4,118,566.54

CEMPAS Fund Ltd.

$                 993,365.26

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

Approval of Advisory Agreement – Compass EMP Alternative Balanced Fund*, Compass EMP Alternative Growth Fund* and Compass EMP Alternative Strategies Fund (Unaudited).

In connection with a meeting held on December 17, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Compass EMP Funds Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Compass Efficient Model Portfolios (“CEMP” or the “Adviser”) and the Trust, on behalf of the Compass EMP Alternative Balanced Fund, Compass EMP Alternative Growth Fund and Compass EMP Alternative Strategies Fund (each a “Fund” and collectively  the “Funds”).

In its consideration of the approval of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.   The Board considered the history of CEMP and its personnel.  Mr. Hammers noted that there have been no material changes to CEMP since the Board’s organizational meeting on July 12, 2012.  The Board then reviewed materials provided by CEMP related to the proposed Management Agreement between the Trust and CEMP, including CEMP’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for each Fund, including the team of individuals that primarily monitor and execute the investment process.  The Board considered CEMP’s management committees and Investment Committee structure and CEMP’s experience with alternative asset classes.   The Board then reviewed the capitalization of CEMP based on financial information provided by CEMP and discussions with officers of CEMP.  The Board noted its positive, past experience with CEMP as a positive factor in its consideration of the Management Agreement.  The Board concluded that CEMP has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by CEMP to each Fund were satisfactory and reliable.

Performance.   In assessing the portfolio management services provided by CEMP under the proposed structure of the Trust, the Board, including the Independent Trustees, considered the past performance of the three funds currently managed by CEMP that will be merged into the three Alternative Funds, each as compared to their peer groups, as well as other indicators of CEMP’s track record, including the performance of the other series of the Trust since inception.  With respect to the three funds currently managed by CEMP, the Trustees noted that one of the funds had positive returns for each of the periods shown, 2 of the funds beat at least one of its respective benchmarks over multiple periods, and the third fund, while it had underperformed its benchmarks in the periods shown, was improving its performance and beginning to more closely match the returns of at least one benchmark.  The Board concluded that the overall performance of the mutual funds under the current management of CEMP was satisfactory.  The Board noted

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

May 31, 2013

that although the reporting period was relatively short, the other series of the Trust have had favorable performance since their inception.

Fees and Expenses.    As to the costs of the services to be provided and profits to be realized by CEMP, the Board reviewed each Fund’s proposed advisory fee and overall expense structure as compared to peer groups comprised of other mutual funds selected by CEMP with similar investment objectives, strategies and size.  The Board noted that CEMP proposed to charge the following annual advisory fees based on the average net assets of the Funds:

Fund        Annual Advisory Fee

Compass EMP Alternative Balanced Fund	0.50%
Compass EMP Alternative Growth Fund	0.80%
Compass EMP Alternative Strategies Fund	0.80%

The Trustees further noted that CEMP has agreed to enter into an expense limitation agreement with the Trust to limit the expense ratio for the Funds until December 31, 2013 until as follows:

Fund                  Cap

Compass EMP Alternative Balanced Fund	0.90%
Compass EMP Alternative Growth Fund	1.20%
Compass EMP Alternative Strategies Fund	1.20%

Mr. Hammers then discussed each peer group that was provided by CEMP on a fund-by-fund basis, explaining to the Board the rationale for the proposed fee for each Fund.  Mr. Hammers explained that peer group funds are selected where a given fund’s management style bears a reasonable relationship to the respective Fund, and funds that are in the same or similar Morningstar category.  It was noted that the proposed advisory fees and expense caps for the Funds are consistent with the fees that are in place for the Trust in Mutual Fund Series Trust.   The Board concluded that based on CEMP’s experience, expertise, and services to be provided to each Fund, as well as the peer group information provided, the fees proposed by CEMP were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to CEMP with respect to each Fund, as well as the Funds in aggregate, based on break even and profitability reports, and financial information provided by CEMP.  With respect to CEMP, the Trustees concluded that, based on the services provided and the projected growth of each Fund, the anticipated profits from CEMP’s relationship with the Funds would not be excessive.

Economies of Scale. As to the extent that each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the anticipated size of each Fund and CEMP’s expectations for growth of each Fund.  After discussion, it was the consensus of the Board that, based on the anticipated size of each Fund for the initial two years that the Management Agreement is in effect, CEMP will likely not achieve any meaningful economies of scale that could be used to benefit shareholders.

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

May 31, 2013

The Board agreed to reevaluate this if any Fund experiences growth that materially exceeds the projections.

Conclusion. Having requested and received such information from CEMP as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Management Agreement is in the best interests of the Funds and each Fund’s future shareholders.  In considering the Management Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each Fund’s circumstances.

*The Compass EMP Alternative Balanced Fund is now known as the Compass EMP Multi-Asset Balanced Fund and the Compass EMP Alternative Growth Fund is now known as the Compass EMP Multi-Asset Growth Fund.

**Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2013

SHAREHOLDER VOTING RESULTS

At a Special Meeting of Shareholders of the Funds, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Friday, March 22, 2013, shareholders of record at the close of business on January 24, 2013 voted to approve the following proposals:

Proposal 1: To approve the reorganization of the Funds from Mutual Fund Series Trust to Compass EMP Funds Trust.

Compass EMP Multi-Asset Growth Fund

For Approval - 3,916,577.471

Against Approval - 30,092.372

Abstain - 76,013.950

Compass EMP Multi-Asset Balanced Fund

For Approval - 6,555,091.133

Against Approval - 94,317.155

Abstain - 154,448.857

Compass EMP Alternative Strategies Fund

For Approval - 6,194,703.791

Against Approval - 152,126.607

Abstain - 427,642.857

COMPASS EMP FUNDS

EXPENSE EXAMPLES

May 31, 2013 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(a)	Ending Account Value 5/31/13	Expenses Paid During Period
Compass Multi-Asset Balanced Fund – Class A	1.10%	$1,000.00	$1,030.50	$ 5.57	$1,019.45	$ 5.54
Compass Multi-Asset Balanced Fund – Class C	1.85%	$1,000.00	$1,027.10	$ 9.35	$1,015.71	$ 9.30
Compass Multi-Asset Balanced Fund – Class T	1.35%	$1,000.00	$1,029.10	$ 6.83	$1,018.20	$ 6.79
Compass Multi-Asset Growth Fund – Class A	1.45%	$1,000.00	$1,088.30	$ 7.55	$1,017.70	$ 7.29
Compass Multi-Asset Growth Fund – Class C	2.20%	$1,000.00	$1,084.20	$ 11.43	$1,013.96	$ 11.05
Compass Multi-Asset Growth Fund – Class T	1.70%	$1,000.00	$1,088.30	$ 8.85	$1,016.45	$ 8.55
Compass Alternative Strategies Fund – Class A	1.45%	$1,000.00	$1,022.70	$ 7.31	$1,017.70	$ 7.29
Compass Alternative Strategies Fund – Class C	2.20%	$1,000.00	$1,018.90	$ 11.07	$1,013.96	$ 11.05
Compass Alternative Strategies Fund – Class T	1.70%	$1,000.00	$1,020.80	$ 8.56	$1,016.45	$ 8.55

(a)Actual Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 365.

PRIVACY NOTICE

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■   Social Security number and wire transfer instructions

■   account transactions and transaction history

■   investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Compass EMP Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Compass EMP Funds Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes - information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-888-944-4367

What we do
How does Compass EMP Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement (which protects your personal information) with us to have access to customer information.

How does Compass EMP Funds Trust collect my personal information?

We collect your personal information, for example, when you

■     open and account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates' everyday business purposes-information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies.

■  Our affiliates include financial companies, such as Compass Efficient Model Portfolios, LLC, the Funds' investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Compass EMP Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Compass EMP Funds Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-944-4367 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-944-4367.

INVESTMENT ADVISOR

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN 37027

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.     Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Compass EMP Trust

By (Signature and Title)

/s/ Stephen M. Hammers

Stephen M. Hammers, President

Date

8/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Stephen M. Hammers

Stephen M. Hammers, President

Date

8/9/13

By (Signature and Title)

/s/Robert W. Walker

Robert W. Walker, Treasurer

Date

8/9/13